Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Schedule of disaggregated revenues by operation and geographic location

	Three Months Ended March 31,
(in thousands)	2023	2022
Oil	$73,475	$72,586
Natural gas	17,835	21,264
Total	$91,310	$93,850
Permian	$51,810	$49,382
Eagle Ford	10,962	12,887
Bakken	13,075	16,352
Haynesville	8,947	5,438
DJ	6,516	9,791
Total	$91,310	$93,850

	Year Ended December 31,
(in thousands)	2022	2021	2020
Oil	$338,163	$215,250	$70,870
Natural gas	159,254	74,943	16,228
Total	$497,417	$290,193	$87,098

Permian	$266,856	$151,179	$37,205
Eagle Ford	64,879	40,898	12,554
Bakken	64,999	56,055	27,769
Haynesville	62,743	12,039	9,110
DJ	37,880	29,191	—
SCOOP/STACK	60	831	460
Total	$497,417	$290,193	$87,098